Financial instruments - additional disclosures (Details 7) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Maturity of net debt [line items]
Current financial assets	$ 11,590	$ 13,457
Non-current financial debts	(27,935)	(21,366)
Current financial debt	(5,602)	(8,232)
Net debt	(21,947)	(16,141)
Marketable securities, time deposits and short-term investments with original maturity more than 90 days and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	98	1,892
Deriviative financial instruments [member]
Maturity of net debt [line items]
Current financial assets	57	106
Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	11,435	11,459
Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(27,935)	(21,366)
Current financial debt	(5,521)	(8,089)
Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	(28,110)	(21,515)
Current financial debt	(5,525)	(8,091)
Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(81)	(143)
Not later than one month [member]
Maturity of net debt [line items]
Current financial assets	7,657	7,955
Current financial debt	(4,159)	(3,977)
Net debt	3,498	3,978
Not later than one month [member] | Marketable securities, time deposits and short-term investments with original maturity more than 90 days and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	6
Not later than one month [member] | Deriviative financial instruments [member]
Maturity of net debt [line items]
Current financial assets	17	37
Not later than one month [member] | Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	7,634	7,918
Not later than one month [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(4,130)	(3,963)
Not later than one month [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(4,134)	(3,963)
Not later than one month [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(29)	(14)
Later than one month and not later than three months [member]
Maturity of net debt [line items]
Current financial assets	3,855	5,437
Current financial debt	(436)	(1,749)
Net debt	3,419	3,688
Later than one month and not later than three months [member] | Marketable securities, time deposits and short-term investments with original maturity more than 90 days and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	39	1,858
Later than one month and not later than three months [member] | Deriviative financial instruments [member]
Maturity of net debt [line items]
Current financial assets	15	38
Later than one month and not later than three months [member] | Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	3,801	3,541
Later than one month and not later than three months [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(410)	(1,620)
Later than one month and not later than three months [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(410)	(1,620)
Later than one month and not later than three months [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(26)	(129)
Later than three month and not later than twelve months [member]
Maturity of net debt [line items]
Current financial assets	54	41
Current financial debt	(1,007)	(2,506)
Net debt	(953)	(2,465)
Later than three month and not later than twelve months [member] | Marketable securities, time deposits and short-term investments with original maturity more than 90 days and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	53	34
Later than three month and not later than twelve months [member] | Deriviative financial instruments [member]
Maturity of net debt [line items]
Current financial assets	1	7
Later than three month and not later than twelve months [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(981)	(2,506)
Later than three month and not later than twelve months [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(981)	(2,508)
Later than three month and not later than twelve months [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(26)
Between one and five years
Maturity of net debt [line items]
Current financial assets	9
Non-current financial debts	(14,211)	(8,484)
Net debt	(14,202)	(8,484)
Between one and five years | Deriviative financial instruments [member]
Maturity of net debt [line items]
Current financial assets	9
Between one and five years | Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(14,211)	(8,484)
Between one and five years | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	(14,245)	(8,505)
Later than five years
Maturity of net debt [line items]
Current financial assets	15	24
Non-current financial debts	(13,724)	(12,882)
Net debt	(13,709)	(12,858)
Later than five years | Deriviative financial instruments [member]
Maturity of net debt [line items]
Current financial assets	15	24
Later than five years | Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(13,724)	(12,882)
Later than five years | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	$ (13,865)	$ (13,010)